Property, Plant and Equipment - Summary of Property, Plant and Equipment (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	¥ 622,356
Transferred from construction in progress	(185,660)	¥ (183,245)
Ending balance	648,029	622,356
Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,446,181	1,327,047
Transferred from construction in progress	185,660	183,245
Other additions	2,975	2,868
Disposals	(362)	(6,203)
Assets written-off and impairment loss	(40,419)	(61,168)
Exchange differences	(504)	392
Ending balance	1,593,531	1,446,181
Accumulated depreciation, amortization and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	823,825	741,416
Charge for the year	149,948	138,170
Written back on disposals	(208)	(2,850)
Assets written-off and impairment loss	(27,832)	(53,116)
Exchange differences	(231)	205
Ending balance	945,502	823,825
Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	95,421
Ending balance	100,956	95,421
Buildings [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	136,923	129,460
Transferred from construction in progress	10,577	8,476
Other additions	820	214
Disposals	(72)	(1,048)
Assets written-off and impairment loss	(331)	(308)
Exchange differences	(141)	129
Ending balance	147,776	136,923
Buildings [member] | Accumulated depreciation, amortization and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	41,502	36,825
Charge for the year	5,695	5,310
Written back on disposals	(58)	(446)
Assets written-off and impairment loss	(299)	(203)
Exchange differences	(20)	16
Ending balance	46,820	41,502
Telecommunications transceivers, switching centers, transmission and other network equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	520,046
Ending balance	539,439	520,046
Telecommunications transceivers, switching centers, transmission and other network equipment [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,286,267	1,174,803
Transferred from construction in progress	174,250	172,502
Other additions	962	2,367
Disposals	(181)	(5,017)
Assets written-off and impairment loss	(38,971)	(58,650)
Exchange differences	(359)	262
Ending balance	1,421,968	1,286,267
Telecommunications transceivers, switching centers, transmission and other network equipment [member] | Accumulated depreciation, amortization and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	766,221	689,564
Charge for the year	143,026	129,915
Written back on disposals	(45)	(2,336)
Assets written-off and impairment loss	(26,465)	(51,108)
Exchange differences	(208)	186
Ending balance	882,529	766,221
Office equipment, furniture, fixtures and others [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	6,889
Ending balance	7,634	6,889
Office equipment, furniture, fixtures and others [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	22,991	22,784
Transferred from construction in progress	833	2,267
Other additions	1,193	287
Disposals	(109)	(138)
Assets written-off and impairment loss	(1,117)	(2,210)
Exchange differences	(4)	1
Ending balance	23,787	22,991
Office equipment, furniture, fixtures and others [member] | Accumulated depreciation, amortization and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	16,102	15,027
Charge for the year	1,227	2,945
Written back on disposals	(105)	(68)
Assets written-off and impairment loss	(1,068)	(1,805)
Exchange differences	(3)	3
Ending balance	¥ 16,153	¥ 16,102